Other liabilities	12 Months Ended
Mar. 31, 2024
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Other liabilities

17. Other liabilities

	As at March 31,
	2023		2024
Non-current
Employee benefits obligations	₹	2,947	₹	4,219
Others		6,386		8,751
	₹	9,333	₹	12,970
Current
Employee benefits obligations	₹	15,885	₹	16,057
Statutory and other liabilities		13,155		13,275
Advance from customers		645		1,192
Others		530		771
	₹	30,215	₹	31,295
	₹	39,548	₹	44,265